Cost of Revenue (Excluding Impairment Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Revenue Disclosure [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Lease expenses	383,690	494,111	345,208
Employee compensation and benefits	38,118	71,134	68,890
Depreciation and amortization	77,579	109,875	76,209
Advertising costs	22,292	469,367	278,679
Other operating costs(i)	141,930	224,905	199,083
Total	663,609	1,369,392	968,069

(i)      Including costs for construction and design services, utilities, maintenance, daily cleaning and others.